Marketable Securities	12 Months Ended
Mar. 31, 2022
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.

	March 31,
	2021	2022

Cost	$22,842	$24,096

Market value	$22,373	$24,499

Included in non-operating (expenses) income, net were unrealized (loss) gain for the years ended March 31, 2020, 2021 and 2022 of $(5,179), $2,010 and $872 respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2020, 2021 and 2022 were $1,620, $6,150 and $11,245 respectively and realized gain from sales of marketable securities for the years ended March 31, 2020, 2021 and 2022 were $29, $333 and $1,073 respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.